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Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual Global Discovery Fund 5
Franklin Mutual International Value Fund 10
Franklin Mutual Quest Fund 13
Franklin Mutual Shares Fund 19
Notes to Schedules of Investments 23

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Beacon Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Automobiles 2.0%
General Motors Co. .................................. United States 917,192 $ 68,330,804
Banks 10.5%
BNP Paribas SA .................................... France 460,178 43,838,223
DBS Group Holdings Ltd. ............................. Singapore 3,509,773 156,185,348
JPMorgan Chase & Co. ............................... United States 523,715 154,056,004
354,079,575
Beverages 2.0%
Heineken NV ...................................... Netherlands 875,825 67,366,981
Broadline Retail 3.9%
a
Amazon.com, Inc. ................................... United States 627,701 130,731,287
Building Products 4.2%
Johnson Controls International plc ....................... United States 1,083,440 141,876,468
Capital Markets 2.7%
BlackRock, Inc. ..................................... United States 93,768 90,177,623
Electric Utilities 1.8%
PPL Corp. ......................................... United States 1,633,200 62,388,240
Entertainment 2.7%
Walt Disney Co. (The) ................................ United States 946,149 91,189,841
Food Products 3.5%
Nestle SA ......................................... United States 1,191,275 116,853,419
Health Care Equipment & Supplies 8.0%
Abbott Laboratories .................................. United States 955,628 98,114,327
a
Cooper Cos., Inc. (The) ............................... United States 1,602,363 114,568,955
Medtronic plc ...................................... United States 673,976 58,400,020
271,083,302
Household Products 5.5%
Colgate-Palmolive Co. ............................... United States 1,487,979 126,820,450
Reckitt Benckiser Group plc ........................... United Kingdom 860,958 57,891,112
184,711,562
Insurance 8.4%
Hartford Insurance Group, Inc. (The) ..................... United States 1,100,992 148,887,148
Progressive Corp. (The) .............................. United States 674,075 133,628,628
282,515,776
Interactive Media & Services 4.7%
Alphabet, Inc. , A .................................... United States 324,991 93,454,412
Meta Platforms, Inc. , A ............................... United States 113,198 64,763,972
158,218,384
Life Sciences Tools & Services 3.3%
Thermo Fisher Scientific, Inc. .......................... United States 229,619 112,864,627
Machinery 3.9%
Parker-Hannifin Corp. ................................ United States 147,702 132,228,738
Metals & Mining 3.1%
Reliance, Inc. ...................................... United States 344,618 104,736,303
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp. ..................................... United States 311,673 64,485,144

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ................................ United States 395,920 $ 57,238,154
Shell plc .......................................... United States 1,445,250 66,936,815
188,660,113
Pharmaceuticals 11.8%
Haleon plc ........................................ United States 30,677,100 151,820,821
Merck & Co., Inc. ................................... United States 443,480 53,346,209
Novartis AG , ADR ................................... United States 552,063 84,327,623
Roche Holding AG .................................. United States 270,106 107,796,831
397,291,484
Retail REITs 1.4%
Brixmor Property Group, Inc. ........................... United States 1,693,059 48,760,099
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV ............................. Netherlands 245,496 48,328,343
Software 1.7%
a
Adobe, Inc. ........................................ United States 239,034 58,104,385
Specialty Retail 2.9%
a
Ulta Beauty, Inc. .................................... United States 190,865 99,767,044
Trading Companies & Distributors 4.1%
Ferguson Enterprises, Inc. ............................ United States 599,752 139,898,151
Total Common Stocks (Cost $ 2,402,996,860 ) ..................................
3,350,162,549
Companies in Liquidation 0.0%
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,402,996,860 ) ...........................
3,350,162,549
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 24,199,103 24,199,103
Total Money Market Funds (Cost $ 24,199,103 ) ................................
24,199,103
Total Short Term Investments (Cost $ 24,199,103 ) ..............................
24,199,103
a
Total Investments (Cost $ 2,427,195,963 ) 99.8% ................................
$3,374,361,652
Other Assets, less Liabilities 0.2% ...........................................
5,741,853
Net Assets 100.0% .........................................................
$3,380,103,505
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 33 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Global Discovery Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.2%
Aerospace & Defense 2.6%
Airbus SE ......................................... France 848,646 $ 160,456,018
Babcock International Group plc ........................ United Kingdom 4,461,180 69,258,086
229,714,104
Automobiles 3.1%
Stellantis NV ....................................... United States 16,318,185 117,941,031
Toyota Motor Corp. .................................. Japan 7,523,666 156,397,073
274,338,104
Banks 10.7%
Bank of America Corp. ............................... United States 3,474,792 169,396,110
BNP Paribas SA .................................... France 2,308,588 219,924,454
DBS Group Holdings Ltd. ............................. Singapore 3,459,649 153,954,824
HSBC Holdings plc .................................. United Kingdom 8,866,567 145,612,025
JPMorgan Chase & Co. ............................... United States 388,287 114,218,504
Wells Fargo & Co. ................................... United States 1,945,627 154,891,366
957,997,283
Beverages 1.7%
Heineken NV ...................................... Netherlands 1,983,768 152,588,087
Broadline Retail 1.9%
Pan Pacific International Holdings Corp. .................. Japan 27,814,787 169,677,254
Building Products 1.4%
Cie de Saint-Gobain SA .............................. France 1,561,326 129,269,108
Capital Markets 2.9%
BlackRock, Inc. ..................................... United States 139,612 134,266,257
Deutsche Bank AG .................................. Germany 4,319,200 128,539,766
262,806,023
Chemicals 4.9%
BASF SE ......................................... Germany 3,241,767 199,661,763
International Flavors & Fragrances, Inc. ................... United States 1,289,650 93,564,107
PPG Industries, Inc. ................................. United States 1,400,695 149,706,282
442,932,152
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 735,161 134,115,421
Containers & Packaging 1.4%
International Paper Co. ............................... United States 3,379,283 120,640,403
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 5,693,347 212,494,310
Energy Equipment & Services 1.6%
SLB Ltd. .......................................... United States 2,833,602 145,618,807
Entertainment 2.1%
Walt Disney Co. (The) ................................ United States 1,487,531 143,368,238
a
Warner Bros Discovery, Inc. ........................... United States 1,764,290 48,447,403
191,815,641
Financial Services 1.7%
a
Fiserv, Inc. ........................................ United States 2,707,690 151,089,102
Food Products 3.6%
Danone SA ........................................ France 1,941,405 155,132,112

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc. , A .......................... United States 2,860,316 $ 164,868,614
320,000,726
Ground Transportation 1.7%
Union Pacific Corp. .................................. United States 629,400 152,705,028
Health Care Equipment & Supplies 4.9%
Abbott Laboratories .................................. United States 1,231,439 126,431,842
Medtronic plc ...................................... United States 1,856,578 160,872,484
Zimmer Biomet Holdings, Inc. .......................... United States 1,694,167 153,186,580
440,490,906
Health Care Providers & Services 3.0%
CVS Health Corp. ................................... United States 1,834,131 131,727,289
Elevance Health, Inc. ................................ United States 476,783 139,578,223
271,305,512
Household Products 1.5%
Reckitt Benckiser Group plc ........................... United Kingdom 2,060,640 138,558,141
Industrial Conglomerates 1.0%
Siemens AG ....................................... Germany 372,371 90,722,270
Insurance 3.6%
Arthur J Gallagher & Co. .............................. United States 756,577 163,859,447
Prudential plc ...................................... Hong Kong 11,658,892 162,094,924
325,954,371
Interactive Media & Services 5.6%
Alphabet, Inc. , A .................................... United States 821,600 236,259,296
Meta Platforms, Inc. , A ............................... United States 222,238 127,149,027
Tencent Holdings Ltd. ................................ China 2,152,238 135,746,775
499,155,098
IT Services 1.3%
Capgemini SE ...................................... France 1,000,347 118,039,419
Media 1.4%
a
Charter Communications, Inc. , A ........................ United States 577,623 124,697,253
Multi-Utilities 1.4%
National Grid plc .................................... United Kingdom 7,545,498 127,368,714
Oil, Gas & Consumable Fuels 7.1%
BP plc ............................................ United States 27,766,456 217,322,591
EOG Resources, Inc. ................................ United States 1,559,330 225,432,338
Shell plc .......................................... United States 4,156,483 192,507,686
635,262,615
Pharmaceuticals 8.9%
Haleon plc ........................................ United States 38,412,849 190,105,005
Merck & Co., Inc. ................................... United States 1,856,906 223,367,223
Novartis AG , ADR ................................... United States 1,192,174 182,104,578
Roche Holding AG .................................. United States 512,706 204,616,270
800,193,076
Semiconductors & Semiconductor Equipment 1.3%
Renesas Electronics Corp. ............................ Japan 8,338,672 119,219,919

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.8%
a
Adobe, Inc. ........................................ United States 562,821 $ 136,810,529
Salesforce, Inc. ..................................... United States 587,781 109,721,079
246,531,608
Technology Hardware, Storage & Peripherals 1.2%
Samsung Electronics Co. Ltd. .......................... South Korea 917,803 107,347,516
Textiles, Apparel & Luxury Goods 1.3%
Cie Financiere Richemont SA .......................... Switzerland 644,293 113,760,327
Tobacco 2.2%
British American Tobacco plc ........................... United Kingdom 3,361,093 195,141,123
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 1,357,891 186,275,488
Ferguson Enterprises, Inc. ............................ United States 545,947 127,347,597
313,623,085
Total Common Stocks (Cost $ 6,917,027,069 ) ..................................
8,715,172,506
Principal
Amount
*
Corporate Bonds 0.4%
Commercial Services & Supplies 0.4%
b
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 20,484,000 20,687,058
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 18,920,000 18,380,572
39,067,630
Total Corporate Bonds (Cost $ 39,158,995 ) ....................................
39,067,630
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
c
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.76% , ( 3-month SOFR + 5% ), 2/03/33 ............... United States 82,109,538 78,496,718
Professional Services 0.4%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.282% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 39,625,123 37,990,785
Total Senior Floating Rate Interests (Cost $ 119,281,847 ) .......................
116,487,503
Shares
a
Companies in Liquidation 0.0%
a,d,e
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 7,075,467,911 ) ...........................
8,870,727,639
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
f,g
U.S. Treasury Bills , 3 .6% , 7/23/26 ....................... United States 10,000,000 $ 9,887,418
Total U.S. Government and Agency Securities (Cost $ 9,889,511 ) ................
9,887,418
Shares
Money Market Funds 0.6%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 57,706,649 57,706,649
Total Money Market Funds (Cost $ 57,706,649 ) ................................
57,706,649
Total Short Term Investments (Cost $ 67,596,160 ) ..............................
67,594,067
a
Total Investments (Cost $ 7,143,064,071 ) 99.7% ................................
$8,938,321,706
Other Assets, less Liabilities 0.3% ...........................................
32,609,609
Net Assets 100.0% .........................................................
$8,970,931,315
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $39,067,630, representing 0.4% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $447,900, representing less than 0.1% of net assets.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 33 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 2,791,401,654 17,955,534 4/23/26 $ 21,547 $ (352,405)
Japanese Yen ...... BOFA Sell 18,977,867,892 120,731,938 4/23/26 907,274 —
Japanese Yen ...... HSBK Buy 4,922,470,562 31,110,927 4/23/26 10,774 (41,636)
Japanese Yen ...... HSBK Sell 6,181,490,132 39,364,130 4/23/26 334,721 —
Japanese Yen ...... UBSW Buy 2,789,147,532 18,336,361 4/23/26 — (725,918)
Japanese Yen ...... UBSW Sell 2,969,172,571 18,924,475 4/23/26 177,369 —
Total Forward Exchange Contracts ................................................... $1,451,685 $(1,119,959)
Net unrealized appreciation (depreciation) ............................................ $331,726
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 3.2%
Airbus SE ......................................... France 114,336 $ 21,617,847
Babcock International Group plc ........................ United Kingdom 1,060,987 16,471,411
38,089,258
Automobiles 3.6%
Stellantis NV ....................................... United States 2,677,071 19,348,752
Toyota Motor Corp. .................................. Japan 1,171,201 24,346,164
43,694,916
Banks 18.7%
BNP Paribas SA .................................... France 353,513 33,676,929
CaixaBank SA ...................................... Spain 2,033,660 24,378,822
DBS Group Holdings Ltd. ............................. Singapore 554,798 24,688,582
HSBC Holdings plc .................................. United Kingdom 2,018,165 33,143,503
ING Groep NV ..................................... Netherlands 442,273 11,479,939
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,674,753 28,360,158
Mizuho Financial Group, Inc. ........................... Japan 473,769 19,179,952
NatWest Group plc .................................. United Kingdom 2,826,378 20,937,660
UniCredit SpA ...................................... Italy 419,611 30,104,491
225,950,036
Beverages 2.9%
Asahi Group Holdings Ltd. ............................. Japan 1,227,408 12,255,215
Coca-Cola Bottlers Japan Holdings, Inc. .................. Japan 1,021,644 23,174,559
35,429,774
Broadline Retail 2.1%
Pan Pacific International Holdings Corp. .................. Japan 4,120,508 25,136,144
Building Products 1.9%
Cie de Saint-Gobain SA .............................. France 270,588 22,403,181
Capital Markets 5.1%
Deutsche Bank AG .................................. Germany 685,792 20,409,229
SBI Holdings, Inc. ................................... Japan 873,365 16,171,535
St. James's Place plc ................................ United Kingdom 1,595,112 25,168,674
61,749,438
Chemicals 2.3%
BASF SE ......................................... Germany 457,302 28,165,418
Consumer Staples Distribution & Retail 1.7%
a
Zabka Group SA .................................... Poland 3,500,827 20,951,307
Diversified Telecommunication Services 6.0%
Deutsche Telekom AG ................................ Germany 819,713 30,594,367
Hellenic Telecommunications Organization SA .............. Greece 1,023,525 19,307,235
Koninklijke KPN NV ................................. Netherlands 3,959,296 22,067,640
71,969,242
Electric Utilities 2.0%
SSE plc .......................................... United Kingdom 709,195 24,515,881
Food Products 3.2%
Danone SA ........................................ France 245,125 19,587,236
Mondelez International, Inc. , A .......................... United States 333,443 19,219,655
38,806,891

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.5%
Olympus Corp. ..................................... Japan 1,838,694 $ 17,517,843
Household Durables 1.2%
Sony Group Corp. ................................... Japan 702,664 14,645,441
Insurance 8.2%
Allianz SE ......................................... Germany 47,594 20,099,833
ASR Nederland NV .................................. Netherlands 350,645 24,140,805
Aviva plc .......................................... United Kingdom 3,113,166 24,984,368
Prudential plc ...................................... Hong Kong 2,094,423 29,119,005
98,344,011
Interactive Media & Services 1.7%
Tencent Holdings Ltd. ................................ China 322,610 20,347,781
Machinery 4.5%
CNH Industrial NV ................................... United States 1,230,926 13,540,186
Metso OYJ ........................................ Finland 1,159,529 20,094,983
RENK Group AG .................................... Germany 348,743 20,844,960
54,480,129
Metals & Mining 2.9%
ArcelorMittal SA .................................... Luxembourg 394,553 20,462,110
Norsk Hydro ASA ................................... Norway 1,339,173 14,273,436
34,735,546
Oil, Gas & Consumable Fuels 6.5%
BP plc ............................................ United States 5,465,424 42,776,799
Shell plc .......................................... United States 772,306 35,769,385
78,546,184
Paper & Forest Products 2.0%
Mondi plc ......................................... Austria 2,129,244 24,072,437
Personal Care Products 1.3%
Unilever plc ........................................ United Kingdom 278,510 15,290,029
Pharmaceuticals 8.5%
Haleon plc ........................................ United States 6,459,329 31,967,188
Novartis AG ....................................... United States 185,236 28,432,696
Roche Holding AG .................................. United States 106,933 42,675,981
103,075,865
Professional Services 1.2%
RELX plc ......................................... United Kingdom 445,151 14,584,202
Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV ............................. Netherlands 70,865 13,950,484
Tobacco 2.2%
British American Tobacco plc ........................... United Kingdom 462,678 26,862,543
Trading Companies & Distributors 1.9%
AerCap Holdings NV ................................. Ireland 162,988 22,358,694
Total Common Stocks (Cost $ 950,696,642 ) ...................................
1,175,672,675

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 33
.
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 18,041,763 $ 18,041,763
Total Money Market Funds (Cost $ 18,041,763 ) ................................
18,041,763
Total Short Term Investments (Cost $ 18,041,763 ) ..............................
18,041,763
a
Total Investments (Cost $ 968,738,405 ) 99.0% .................................
$1,193,714,438
Other Assets, less Liabilities 1.0% ...........................................
12,102,574
Net Assets 100.0% .........................................................
$1,205,817,012
a a a
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Quest Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 80.1%
Aerospace & Defense 1.0%
Airbus SE ......................................... France 142,905 $ 27,019,472
Automobile Components 2.5%
a
Aptiv plc .......................................... United States 468,791 32,552,847
Denso Corp. ....................................... Japan 2,590,235 32,476,583
65,029,430
Automobiles 0.4%
Stellantis NV ....................................... United States 1,310,398 9,471,010
Banks 7.0%
BNP Paribas SA .................................... France 434,613 41,402,808
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,170,776 36,759,780
PNC Financial Services Group, Inc. (The) ................. United States 195,929 40,770,866
UniCredit SpA ...................................... Italy 446,381 32,025,072
b
Wells Fargo & Co. ................................... United States 430,935 34,306,735
185,265,261
Beverages 1.2%
Heineken NV ...................................... Netherlands 426,263 32,787,431
Building Products 1.4%
Johnson Controls International plc ....................... United States 289,345 37,889,728
Capital Markets 1.1%
Janus Henderson Group plc ........................... United States 291,829 14,991,256
St. James's Place plc ................................ United Kingdom 732,283 11,554,419
Victory Capital Holdings, Inc. , A ......................... United States 36,058 2,361,078
28,906,753
Chemicals 1.0%
PPG Industries, Inc. ................................. United States 242,308 25,897,879
Commercial Services & Supplies 0.5%
UniFirst Corp. ...................................... United States 48,774 12,271,051
Communications Equipment 2.9%
Cisco Systems, Inc. ................................. United States 534,277 41,454,552
a,c,d,e
Inclusive Language Services LLC, Membership Interests , B .... United States 106,532 34,895,751
76,350,303
Consumer Staples Distribution & Retail 1.2%
Dollar General Corp. ................................. United States 279,126 33,140,630
Containers & Packaging 0.8%
International Paper Co. ............................... United States 577,142 20,603,969
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG ................................ Germany 1,058,061 39,490,293
a
Uniti Group, Inc. .................................... United States 1,714,983 16,086,541
55,576,834
Electric Utilities 4.1%
Entergy Corp. ...................................... United States 314,304 35,315,197
Evergy, Inc. ........................................ United States 382,452 31,330,468
PPL Corp. ......................................... United States 1,082,445 41,349,399
107,995,064
Energy Equipment & Services 3.1%
Baker Hughes Co. , A ................................. United States 541,386 33,051,615

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
SLB Ltd. .......................................... United States 950,145 $ 48,827,952
81,879,567
Entertainment 4.0%
Electronic Arts, Inc. .................................. United States 184,329 37,579,153
b
Walt Disney Co. (The) ................................ United States 372,943 35,944,246
a
Warner Bros Discovery, Inc. ........................... United States 1,198,134 32,900,760
106,424,159
Financial Services 1.7%
b
Global Payments, Inc. ................................ United States 329,028 22,143,585
b
Voya Financial, Inc. .................................. United States 349,041 23,846,481
45,990,066
Food Products 1.5%
Danone SA ........................................ France 488,610 39,043,425
Ground Transportation 0.8%
Union Pacific Corp. .................................. United States 82,885 20,109,559
Health Care Equipment & Supplies 2.5%
a
Cooper Cos., Inc. (The) ............................... United States 512,817 36,666,415
Zimmer Biomet Holdings, Inc. .......................... United States 313,507 28,347,303
65,013,718
Health Care Providers & Services 2.3%
Elevance Health, Inc. ................................ United States 87,042 25,481,545
Fresenius SE & Co. KGaA ............................. Germany 655,657 34,025,820
59,507,365
Household Products 2.5%
Colgate-Palmolive Co. ............................... United States 452,523 38,568,535
Reckitt Benckiser Group plc ........................... United Kingdom 414,170 27,848,933
66,417,468
Industrial Conglomerates 0.4%
Siemens AG ....................................... Germany 47,125 11,481,257
Insurance 10.2%
Arthur J Gallagher & Co. .............................. United States 199,867 43,287,195
ASR Nederland NV .................................. Netherlands 620,436 42,715,066
Beazley plc ........................................ United Kingdom 1,716,804 29,007,776
a
Brighthouse Financial, Inc. ............................ United States 621,025 37,186,977
Hartford Insurance Group, Inc. (The) ..................... United States 298,639 40,384,952
Progressive Corp. (The) .............................. United States 188,344 37,337,314
Prudential plc ...................................... Hong Kong 2,822,698 39,244,297
269,163,577
Interactive Media & Services 2.6%
Alphabet, Inc. , A .................................... United States 146,283 42,065,139
Meta Platforms, Inc. , A ............................... United States 46,338 26,511,360
68,576,499
Machinery 3.3%
CNH Industrial NV ................................... United States 1,622,208 17,844,288
Dover Corp. ....................................... United States 178,835 37,278,156

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Ingersoll Rand, Inc. .................................. United States 394,944 $ 31,642,913
86,765,357
Metals & Mining 1.6%
ArcelorMittal SA .................................... Luxembourg 805,249 41,761,420
Oil, Gas & Consumable Fuels 4.6%
BP plc ............................................ United States 7,437,892 58,214,918
EOG Resources, Inc. ................................ United States 433,728 62,704,057
120,918,975
Pharmaceuticals 4.8%
b
Merck & Co., Inc. ................................... United States 269,292 32,393,135
Novartis AG , ADR ................................... United States 310,110 47,369,302
Roche Holding AG .................................. United States 110,938 44,274,340
a
Terns Pharmaceuticals, Inc. ........................... United States 50,297 2,651,658
126,688,435
Software 1.2%
a
Adobe, Inc. ........................................ United States 131,791 32,035,756
Specialty Retail 1.1%
Gap, Inc. (The) ..................................... United States 1,160,915 28,094,143
Technology Hardware, Storage & Peripherals 1.1%
Samsung Electronics Co. Ltd. .......................... South Korea 239,133 27,969,328
Tobacco 1.4%
British American Tobacco plc ........................... United Kingdom 642,183 37,284,393
Trading Companies & Distributors 2.2%
AerCap Holdings NV ................................. Ireland 188,260 25,825,507
United Rentals, Inc. .................................. United States 44,596 32,490,862
58,316,369
Total Common Stocks (Cost $ 1,720,753,236 ) ..................................
2,111,645,651
Preferred Stocks 1.2%
Diversified Telecommunication Services 0.5%
a,c,d
Uniti Group, Inc. .................................... United States 10,941 11,762,422
Technology Hardware, Storage & Peripherals 0.7%
f
Samsung Electronics Co. Ltd. , 1 .05% .................... South Korea 238,730 19,271,142
Total Preferred Stocks (Cost $ 23,266,438 ) ....................................
31,033,564
Rights
Rights 0.0%
†
Media 0.0%
†
a,c
SES SA , 1/17/33 .................................... Luxembourg 106,029 1,656,703
Total Rights (Cost $ – ) ......................................................
1,656,703

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,c,d
Uniti Group, Inc. , 8/01/35 ............................. United States 334,087 $ 2,433,539
Total Warrants (Cost $ 1,603,618 ) ............................................
2,433,539
Principal
Amount
*
Convertible Bonds 0.5%
Automobiles 0.3%
g
Lucid Group, Inc. , Senior Note , 144A, 1.25% , 12/15/26 ....... United States 7,500,000 7,050,000
Software 0.2%
g ,h
Zscaler, Inc. , Senior Note , 144A, 4 .16% , 7/15/28 ............ United States 7,500,000 6,831,723
Total Convertible Bonds (Cost $ 14,089,501 ) ..................................
13,881,723
Corporate Bonds 4.1%
Commercial Services & Supplies 1.6%
g
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 34,440,400 34,781,807
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 6,231,000 6,053,348
40,835,155
Media 1.4%
g
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 37,000,000 38,139,230
Specialty Retail 1.1%
g
Staples, Inc. ,
Secured Note , 144A, 12.75% , 1/15/30 .................. United States 29,000,000 19,625,466
Senior Secured Note , 144A, 10.75% , 9/01/29 ............ United States 10,000,000 9,255,893
28,881,359
Total Corporate Bonds (Cost $ 109,771,447 ) ...................................
107,855,744
Senior Floating Rate Interests 10.5%
Commercial Services & Supplies 3.1%
i
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.76% , ( 3-month SOFR + 5% ), 2/03/33 ............... United States 85,000,000 81,260,000
Financial Services 0.8%
i,j
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan , PIK, 9.363% , ( 3-month SOFR + 5.441% ), 9/29/28 Luxembourg 29,060,906 21,897,393
Media 0.1%
i,k
Loyalty Ventures, Inc., First Lien, Term Loan, B , 12.25% , ( PRIME
+ 5.5% ), 11/03/27 .................................. United States 26,135,994 2,352,239
Passenger Airlines 0.6%
i
American Airlines, Inc., First Lien, Initial CME Term Loan , 5.907% ,
( 3-month SOFR + 2.25% ), 6/04/29 ..................... United States 15,697,648 15,273,811
Professional Services 0.3%
i
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.282% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 7,503,919 7,194,420
Specialty Retail 0.3%
i
Staples, Inc., First Lien, Closing Date CME Term Loan , 9.414% ,
( 3-month SOFR + 5.75% ), 8/23/29 ..................... United States 9,812,595 8,943,248

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 33
.
a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 5.3%
c,e,j
Sorenson Holdings LLC, First Lien, Term Loan, A , PIK, 10% ,
4/01/30 ......................................... United States 33,331,739 $ 32,078,319
c,e,j
Sorenson Holdings LLC, First Lien, Term Loan, B , PIK, 8% ,
4/01/30 ......................................... United States 127,468,696 107,204,125
139,282,444
a a a a a a
Total Senior Floating Rate Interests (Cost $ 323,707,752 ) .......................
276,203,555
Shares
a
Companies in Liquidation 0.0%
a,c,l
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,c,l
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 2,193,191,992 ) ...........................
2,544,710,479
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
m,n
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 74,663,687 74,663,687
Total Money Market Funds (Cost $ 74,663,687 ) ................................
74,663,687
Total Short Term Investments (Cost $ 74,663,687 ) ..............................
74,663,687
a
Total Investments (Cost $ 2,267,855,679 ) 99.3% ................................
$2,619,374,166
Securities Sold Short (0.2) % ................................................
(6,368,798)
Other Assets, less Liabilities 0.9% ...........................................
23,444,403
Net Assets 100.0% .........................................................
$2,636,449,771
a a a
Securities Sold Short ( 0 .2 ) %
Common Stocks (0.2)%
Commercial Services & Supplies (0.2)%
Cintas Corp. ....................................... United States 37,654 (6,368,798)
Total Common Stocks (Proceeds $ (6,954,627) ) ................................
(6,368,798)
Total Securities Sold Short (Proceeds $ (6,954,627) ) ...........................
$(6,368,798)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

b
A portion or all of the security has been segregated as collateral for securities sold short. At March 31, 2026, the aggregate value of these securities pledged amounted to
$14,950,571, representing 0.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 4 regarding restricted securities.
e
See Note 5 regarding holdings of 5% voting securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $121,737,467, representing 4.6% of net assets.
h
The rate shown represents the yield at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
m
See Note 3 regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Mutual Shares Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Automobiles 1.8%
General Motors Co. .................................. United States 1,613,850 $ 120,231,825
Banks 7.4%
Bank of America Corp. ............................... United States 2,517,742 122,739,923
JPMorgan Chase & Co. ............................... United States 724,702 213,178,340
PNC Financial Services Group, Inc. (The) ................. United States 753,079 156,708,209
492,626,472
Broadline Retail 3.3%
a
Amazon.com, Inc. ................................... United States 1,060,014 220,769,116
Building Products 2.7%
Johnson Controls International plc ....................... United States 1,357,590 177,776,411
Capital Markets 1.8%
BlackRock, Inc. ..................................... United States 124,194 119,438,612
Chemicals 1.9%
PPG Industries, Inc. ................................. United States 1,208,122 129,124,079
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 1,544,403 119,830,229
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 480,977 87,744,634
Consumer Staples Distribution & Retail 2.9%
Dollar General Corp. ................................. United States 1,026,738 121,904,603
a
US Foods Holding Corp. .............................. United States 815,597 75,206,199
197,110,802
Containers & Packaging 1.0%
International Paper Co. ............................... United States 1,922,942 68,649,029
Diversified Telecommunication Services 0.3%
a
Uniti Group, Inc. .................................... United States 2,243,497 21,044,002
Electric Utilities 3.9%
Entergy Corp. ...................................... United States 1,105,813 124,249,149
PPL Corp. ......................................... United States 3,588,871 137,094,872
261,344,021
Electronic Equipment, Instruments & Components 1.1%
a
Flex Ltd. .......................................... United States 1,086,443 71,118,559
Energy Equipment & Services 2.1%
SLB Ltd. .......................................... United States 2,704,513 138,984,923
Entertainment 2.0%
Walt Disney Co. (The) ................................ United States 1,400,106 134,942,216
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 754,540 84,070,847
a
Fiserv, Inc. ........................................ United States 1,536,829 85,755,058
169,825,905
Food Products 2.0%
Nestle SA ......................................... United States 1,371,154 134,497,939
Ground Transportation 1.8%
Union Pacific Corp. .................................. United States 497,059 120,596,455

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.7%
Abbott Laboratories .................................. United States 1,380,527 $ 141,738,707
a
Cooper Cos., Inc. (The) ............................... United States 1,877,499 134,241,179
Medtronic plc ...................................... United States 1,218,190 105,556,163
381,536,049
Health Care Providers & Services 0.5%
Elevance Health, Inc. ................................ United States 114,298 33,460,740
Household Products 2.4%
Colgate-Palmolive Co. ............................... United States 1,903,253 162,214,253
Insurance 6.6%
Arthur J Gallagher & Co. .............................. United States 559,988 121,282,201
Hartford Insurance Group, Inc. (The) ..................... United States 1,233,537 166,811,208
Progressive Corp. (The) .............................. United States 772,119 153,064,871
441,158,280
Interactive Media & Services 4.2%
Alphabet, Inc. , A .................................... United States 743,878 213,909,558
Meta Platforms, Inc. , A ............................... United States 111,594 63,846,275
277,755,833
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc. .......................... United States 312,153 153,432,564
Machinery 2.7%
Dover Corp. ....................................... United States 851,790 177,555,626
Metals & Mining 2.1%
Reliance, Inc. ...................................... United States 459,796 139,741,200
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp. ..................................... United States 928,933 192,196,238
EOG Resources, Inc. ................................ United States 1,052,913 152,219,632
344,415,870
Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) , A ........................ United States 1,523,376 109,332,696
Pharmaceuticals 8.7%
Haleon plc ........................................ United States 35,943,104 177,882,249
Merck & Co., Inc. ................................... United States 1,061,677 127,709,126
Novartis AG , ADR ................................... United States 838,792 128,125,478
Roche Holding AG .................................. United States 366,441 146,243,248
579,960,101
Retail REITs 1.9%
Brixmor Property Group, Inc. ........................... United States 4,509,491 129,873,341
Semiconductors & Semiconductor Equipment 1.5%
NXP Semiconductors NV ............................. Netherlands 500,783 98,584,141
Software 3.0%
a
Adobe, Inc. ........................................ United States 439,833 106,914,605
Microsoft Corp. ..................................... United States 261,334 96,738,007
203,652,612
Specialty Retail 1.8%
a
Ulta Beauty, Inc. .................................... United States 233,211 121,901,722

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.4%
British American Tobacco plc ........................... United Kingdom 1,576,869 $ 91,551,167
Trading Companies & Distributors 3.8%
AerCap Holdings NV ................................. Ireland 635,811 87,220,553
Ferguson Enterprises, Inc. ............................ United States 712,874 166,284,989
253,505,542
Total Common Stocks (Cost $ 5,151,296,825 ) ..................................
6,485,286,966
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 14,312 15,387,301
Total Preferred Stocks (Cost $ 12,458,840 ) ....................................
15,387,301
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 437,045 3,183,500
Total Warrants (Cost $ 2,097,816 ) ............................................
3,183,500
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.5%
d
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 17,392,800 17,565,215
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 14,000,000 13,600,846
31,166,061
Total Corporate Bonds (Cost $ 31,212,738 ) ....................................
31,166,061
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
e
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.76% , ( 3-month SOFR + 5% ), 2/03/33 ............... United States 61,167,305 58,475,944
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.282% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 30,527,213 29,268,118
Total Senior Floating Rate Interests (Cost $ 89,816,012 ) ........................
87,744,062
Shares
a
Companies in Liquidation 0.0%
a,b,f
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 —
a,b,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 5,286,882,231 ) ...........................
6,622,767,890
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 33
.
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 60,249,595 $ 60,249,595
Total Money Market Funds (Cost $ 60,249,595 ) ................................
60,249,595
Total Short Term Investments (Cost $ 60,249,595 ) ..............................
60,249,595
a
Total Investments (Cost $ 5,347,131,826 ) 99.9% ................................
$6,683,017,485
Other Assets, less Liabilities 0.1% ...........................................
3,409,965
Net Assets 100.0% .........................................................
$6,686,427,450
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 4 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $31,166,061, representing 0.5% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $34,227,113 $58,238,944 $(68,266,954) $— $— $24,199,103 24,199,103 $214,570
Total Affiliated Securities ... $34,227,113 $58,238,944 $(68,266,954) $— $— $24,199,103 $214,570
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $164,225,510 $463,132,955 $(569,651,816) $— $— $57,706,649 57,706,649 $1,888,318
Total Affiliated Securities ... $164,225,510 $463,132,955 $(569,651,816) $— $— $57,706,649 $1,888,318
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Restricted Securities
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $22,537,482 $101,425,263 $(105,920,982) $— $— $18,041,763 18,041,763 $206,499
Total Affiliated Securities ... $22,537,482 $101,425,263 $(105,920,982) $— $— $18,041,763 $206,499
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $55,200,340 $308,250,870 $(288,787,523) $— $— $74,663,687 74,663,687 $1,096,585
Total Affiliated Securities ... $55,200,340 $308,250,870 $(288,787,523) $— $— $74,663,687 $1,096,585
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $17,117,735 $455,243,779 $(412,111,919) $— $— $60,249,595 60,249,595 $600,483
Total Affiliated Securities ... $17,117,735 $455,243,779 $(412,111,919) $— $— $60,249,595 $600,483
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 34,895,751
10,941
a
Uniti Group, Inc. ............................. 8/04/25 9,523,836 11,762,422
334,087
a
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 1,603,618 2,433,539
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $11,127,454 $49,091,712
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2026, investments in “affiliated companies” were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
437,045
b
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 $ 2,097,816 $ 3,183,500
14,312
b
Uniti Group, Inc.. ............................ 8/04/25 12,458,840 15,387,301
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $14,556,656 $18,570,801
a
The Fund also invests in unrestricted securities of the issuer, valued at $21,044,002 as of March 31, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $16,086,541 as of March 31, 2026.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 24,777,471 $ — $ — $ — $ 10,118,280 $ 34,895,751 106,532 $ —
Interest
Sorenson Holdings LLC,
First Lien, Term Loan, A,
PIK, 10%, 4/01/30 ... 33,242,678 — (48,624)
a
— (1,115,735) 32,078,319 33,331,739 1,278,163
Sorenson Holdings LLC,
First Lien, Term Loan, B,
PIK, 8%, 4/01/30 .... 110,433,063 155,029
a
— — (3,383,967) 107,204,125 127,468,696 3,240,860
Total Affiliated Securities
(Value at End of Period
is 6.6% of Net Assets) . $168,453,212 $155,029 $(48,624) $— $5,618,578 $174,178,195 $4,519,023
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
4. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 68,330,804 $ — $ — $ 68,330,804
Banks ............................... 154,056,004 200,023,571 — 354,079,575
Beverages ........................... — 67,366,981 — 67,366,981
Broadline Retail ....................... 130,731,287 — — 130,731,287
Building Products ...................... 141,876,468 — — 141,876,468
Capital Markets ........................ 90,177,623 — — 90,177,623
Electric Utilities ........................ 62,388,240 — — 62,388,240
Entertainment ......................... 91,189,841 — — 91,189,841
Food Products ........................ — 116,853,419 — 116,853,419
Health Care Equipment & Supplies ......... 271,083,302 — — 271,083,302
Household Products .................... 126,820,450 57,891,112 — 184,711,562
Insurance ............................ 282,515,776 — — 282,515,776
Interactive Media & Services .............. 158,218,384 — — 158,218,384
Life Sciences Tools & Services ............ 112,864,627 — — 112,864,627
Machinery ............................ 132,228,738 — — 132,228,738
Metals & Mining ....................... 104,736,303 — — 104,736,303
Oil, Gas & Consumable Fuels ............. 121,723,298 66,936,815 — 188,660,113
Pharmaceuticals ....................... 137,673,832 259,617,652 — 397,291,484
Retail REITs .......................... 48,760,099 — — 48,760,099
Semiconductors & Semiconductor Equipment . 48,328,343 — — 48,328,343
Software ............................. 58,104,385 — — 58,104,385
Specialty Retail ........................ 99,767,044 — — 99,767,044
Trading Companies & Distributors .......... 139,898,151 — — 139,898,151
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 24,199,103 — — 24,199,103
Total Investments in Securities ........... $2,605,672,102 $768,689,550
c
$— $3,374,361,652
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 229,714,104 — 229,714,104
Automobiles .......................... — 274,338,104 — 274,338,104
Banks ............................... 438,505,980 519,491,303 — 957,997,283
Beverages ........................... — 152,588,087 — 152,588,087
Broadline Retail ....................... — 169,677,254 — 169,677,254
Building Products ...................... — 129,269,108 — 129,269,108
Capital Markets ........................ 134,266,257 128,539,766 — 262,806,023
Chemicals ........................... 243,270,389 199,661,763 — 442,932,152
Consumer Finance ..................... 134,115,421 — — 134,115,421
Containers & Packaging ................. 120,640,403 — — 120,640,403
Diversified Telecommunication Services ..... — 212,494,310 — 212,494,310
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Energy Equipment & Services ............. $ 145,618,807 $ — $ — $ 145,618,807
Entertainment ......................... 191,815,641 — — 191,815,641
Financial Services ...................... 151,089,102 — — 151,089,102
Food Products ........................ 164,868,614 155,132,112 — 320,000,726
Ground Transportation .................. 152,705,028 — — 152,705,028
Health Care Equipment & Supplies ......... 440,490,906 — — 440,490,906
Health Care Providers & Services .......... 271,305,512 — — 271,305,512
Household Products .................... — 138,558,141 — 138,558,141
Industrial Conglomerates ................ — 90,722,270 — 90,722,270
Insurance ............................ 163,859,447 162,094,924 — 325,954,371
Interactive Media & Services .............. 363,408,323 135,746,775 — 499,155,098
IT Services ........................... — 118,039,419 — 118,039,419
Media ............................... 124,697,253 — — 124,697,253
Multi-Utilities .......................... — 127,368,714 — 127,368,714
Oil, Gas & Consumable Fuels ............. 225,432,338 409,830,277 — 635,262,615
Pharmaceuticals ....................... 405,471,801 394,721,275 — 800,193,076
Semiconductors & Semiconductor Equipment . — 119,219,919 — 119,219,919
Software ............................. 246,531,608 — — 246,531,608
Technology Hardware, Storage & Peripherals . — 107,347,516 — 107,347,516
Textiles, Apparel & Luxury Goods .......... — 113,760,327 — 113,760,327
Tobacco ............................. — 195,141,123 — 195,141,123
Trading Companies & Distributors .......... 313,623,085 — — 313,623,085
Corporate Bonds ........................ — 39,067,630 — 39,067,630
Senior Floating Rate Interests ............... — 116,487,503 — 116,487,503
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 57,706,649 9,887,418 — 67,594,067
Total Investments in Securities ........... $4,489,422,564 $4,448,899,142
d
$— $8,938,321,706
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,451,685 $— $1,451,685
Total Other Financial Instruments ......... $— $1,451,685 $— $1,451,685
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,119,959 $ — $ 1,119,959
Total Other Financial Instruments ......... $— $1,119,959 $— $1,119,959
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 38,089,258 — 38,089,258
Automobiles .......................... — 43,694,916 — 43,694,916
Banks ............................... — 225,950,036 — 225,950,036
Beverages ........................... 23,174,559 12,255,215 — 35,429,774
Broadline Retail ....................... — 25,136,144 — 25,136,144
Building Products ...................... — 22,403,181 — 22,403,181
Capital Markets ........................ — 61,749,438 — 61,749,438
Chemicals ........................... — 28,165,418 — 28,165,418
Consumer Staples Distribution & Retail ...... — 20,951,307 — 20,951,307
Diversified Telecommunication Services ..... 19,307,235 52,662,007 — 71,969,242
Electric Utilities ........................ — 24,515,881 — 24,515,881
Food Products ........................ 19,219,655 19,587,236 — 38,806,891
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Equipment & Supplies ......... $ — $ 17,517,843 $ — $ 17,517,843
Household Durables .................... — 14,645,441 — 14,645,441
Insurance ............................ — 98,344,011 — 98,344,011
Interactive Media & Services .............. — 20,347,781 — 20,347,781
Machinery ............................ 13,540,186 40,939,943 — 54,480,129
Metals & Mining ....................... — 34,735,546 — 34,735,546
Oil, Gas & Consumable Fuels ............. — 78,546,184 — 78,546,184
Paper & Forest Products ................. — 24,072,437 — 24,072,437
Personal Care Products ................. — 15,290,029 — 15,290,029
Pharmaceuticals ....................... — 103,075,865 — 103,075,865
Professional Services ................... — 14,584,202 — 14,584,202
Semiconductors & Semiconductor Equipment . 13,950,484 — — 13,950,484
Tobacco ............................. — 26,862,543 — 26,862,543
Trading Companies & Distributors .......... 22,358,694 — — 22,358,694
Short Term Investments ................... 18,041,763 — — 18,041,763
Total Investments in Securities ........... $129,592,576 $1,064,121,862
e
$— $1,193,714,438
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 27,019,472 — 27,019,472
Automobile Components ................. 32,552,847 32,476,583 — 65,029,430
Automobiles .......................... — 9,471,010 — 9,471,010
Banks ............................... 75,077,601 110,187,660 — 185,265,261
Beverages ........................... — 32,787,431 — 32,787,431
Building Products ...................... 37,889,728 — — 37,889,728
Capital Markets ........................ 17,352,334 11,554,419 — 28,906,753
Chemicals ........................... 25,897,879 — — 25,897,879
Commercial Services & Supplies ........... 12,271,051 — — 12,271,051
Communications Equipment .............. 41,454,552 — 34,895,751 76,350,303
Consumer Staples Distribution & Retail ...... 33,140,630 — — 33,140,630
Containers & Packaging ................. 20,603,969 — — 20,603,969
Diversified Telecommunication Services ..... 16,086,541 39,490,293 — 55,576,834
Electric Utilities ........................ 107,995,064 — — 107,995,064
Energy Equipment & Services ............. 81,879,567 — — 81,879,567
Entertainment ......................... 106,424,159 — — 106,424,159
Financial Services ...................... 45,990,066 — — 45,990,066
Food Products ........................ — 39,043,425 — 39,043,425
Ground Transportation .................. 20,109,559 — — 20,109,559
Health Care Equipment & Supplies ......... 65,013,718 — — 65,013,718
Health Care Providers & Services .......... 25,481,545 34,025,820 — 59,507,365
Household Products .................... 38,568,535 27,848,933 — 66,417,468
Industrial Conglomerates ................ — 11,481,257 — 11,481,257
Insurance ............................ 158,196,438 110,967,139 — 269,163,577
Interactive Media & Services .............. 68,576,499 — — 68,576,499
Machinery ............................ 86,765,357 — — 86,765,357
Metals & Mining ....................... — 41,761,420 — 41,761,420
Oil, Gas & Consumable Fuels ............. 62,704,057 58,214,918 — 120,918,975
Pharmaceuticals ....................... 82,414,095 44,274,340 — 126,688,435
Software ............................. 32,035,756 — — 32,035,756
Specialty Retail ........................ 28,094,143 — — 28,094,143
Technology Hardware, Storage & Peripherals . — 27,969,328 — 27,969,328
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Tobacco ............................. $ — $ 37,284,393 $ — $ 37,284,393
Trading Companies & Distributors .......... 58,316,369 — — 58,316,369
Preferred Stocks :
Diversified Telecommunication Services ..... — — 11,762,422 11,762,422
Technology Hardware, Storage & Peripherals . — 19,271,142 — 19,271,142
Rights ................................. — — 1,656,703 1,656,703
Warrants ............................... — — 2,433,539 2,433,539
Convertible Bonds ....................... — 13,881,723 — 13,881,723
Corporate Bonds ........................ — 107,855,744 — 107,855,744
Senior Floating Rate Interests ............... — 136,921,111 139,282,444 276,203,555
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 74,663,687 — — 74,663,687
Total Investments in Securities ........... $1,455,555,746 $973,787,561
f
$190,030,859 $2,619,374,166
– – – –
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $ 6,368,798 $ — $ — $ 6,368,798
Total Other Financial Instruments ......... $6,368,798 $— $— $6,368,798
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... 120,231,825 — — 120,231,825
Banks ............................... 492,626,472 — — 492,626,472
Broadline Retail ....................... 220,769,116 — — 220,769,116
Building Products ...................... 177,776,411 — — 177,776,411
Capital Markets ........................ 119,438,612 — — 119,438,612
Chemicals ........................... 129,124,079 — — 129,124,079
Communications Equipment .............. 119,830,229 — — 119,830,229
Consumer Finance ..................... 87,744,634 — — 87,744,634
Consumer Staples Distribution & Retail ...... 197,110,802 — — 197,110,802
Containers & Packaging ................. 68,649,029 — — 68,649,029
Diversified Telecommunication Services ..... 21,044,002 — — 21,044,002
Electric Utilities ........................ 261,344,021 — — 261,344,021
Electronic Equipment, Instruments &
Components ........................ 71,118,559 — — 71,118,559
Energy Equipment & Services ............. 138,984,923 — — 138,984,923
Entertainment ......................... 134,942,216 — — 134,942,216
Financial Services ...................... 169,825,905 — — 169,825,905
Food Products ........................ — 134,497,939 — 134,497,939
Ground Transportation .................. 120,596,455 — — 120,596,455
Health Care Equipment & Supplies ......... 381,536,049 — — 381,536,049
Health Care Providers & Services .......... 33,460,740 — — 33,460,740
Household Products .................... 162,214,253 — — 162,214,253
Insurance ............................ 441,158,280 — — 441,158,280
Interactive Media & Services .............. 277,755,833 — — 277,755,833
Life Sciences Tools & Services ............ 153,432,564 — — 153,432,564
Machinery ............................ 177,555,626 — — 177,555,626
Metals & Mining ....................... 139,741,200 — — 139,741,200
Oil, Gas & Consumable Fuels ............. 344,415,870 — — 344,415,870
Personal Care Products ................. 109,332,696 — — 109,332,696
Pharmaceuticals ....................... 255,834,604 324,125,497 — 579,960,101
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Retail REITs .......................... $ 129,873,341 $ — $ — $ 129,873,341
Semiconductors & Semiconductor Equipment . 98,584,141 — — 98,584,141
Software ............................. 203,652,612 — — 203,652,612
Specialty Retail ........................ 121,901,722 — — 121,901,722
Tobacco ............................. — 91,551,167 — 91,551,167
Trading Companies & Distributors .......... 253,505,542 — — 253,505,542
Preferred Stocks ......................... — — 15,387,301 15,387,301
Warrants ............................... — — 3,183,500 3,183,500
Corporate Bonds ........................ — 31,166,061 — 31,166,061
Senior Floating Rate Interests ............... — 87,744,062 — 87,744,062
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... 60,249,595 — — 60,249,595
Total Investments in Securities ........... $5,995,361,958 $669,084,726
g
$18,570,801 $6,683,017,485
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $768,689,550, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $4,283,456,591, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $1,064,121,862, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $715,128,983, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $550,174,603, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
b
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 24,777,471 $ — $ — $ — $ — $ — $ — $ 10,118,280 $ 34,895,751 $ 10,118,280
Diversified
Telecommunication
Services ........ 11,722,927 — — — (11,722,927) — — — — —
Preferred Stocks :
Diversified
Telecommunication
Services ........ 10,791,029 — — — — — — 971,393 11,762,422 971,393
Rights :
Media ........... 1,656,703 — — — — — — — 1,656,703 —
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2026, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
b
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants :
Diversified
Telecommunication
Services ........ $ 2,018,557 $ — $ — $ — $ — $ — $ — $ 414,982 $ 2,433,539 $ 414,982
Senior Floating Rate
Interests :
Wireless
Telecommunication
Services ........ 143,675,741 — (40,970) — — 147,375 — (4,499,702) 139,282,444 (4,499,702)
Companies in Liquidation : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $194,642,428 $— $(40,970) $— $(11,722,927) $147,375 $— $7,004,953 $190,030,859 $7,004,953
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $34,895,751 Market comparables Discount for lack of marketability
8.1% Decrease
EV / EBITDA multiple 8.4x Increase
EV / revenue multiple 1.7x Increase
Senior Floating Rate Interests:
Wireless Telecommunication Services 139,282,444 Discounted cash flow Discount rate 11.3% - 12.8%
(12.4%)
Decrease
All Other Investments . . . . . . . . . 15,852,664
c,d
Total . . . . . . . . . . . . . . . . . . . . . . . $190,030,859
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
BOFA
Bank of America NA
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.